Retirement Benefit Plans Retirement Benefit Plans (Quantitative Information about Level 3 Fair Value Measurements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 340.8	$ 294.6
Discount rate	4.70%
Guaranteed Investment Contract Assumptions	Standard UK mortality tables with a long-term rate of improvement of 1.25%